UNIFIED SERIES TRUST
2960 N. Meridian St.
Suite 300
Indianapolis, Indiana 46208

April 4, 2011

Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC  20549

Re:  Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Symons Value Institutional Fund, Symons Capital Appreciation Institutional Fund and Symons Small Cap Institutional Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 175 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 175 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7030.

Sincerely,

/s/ John C. Swhear

John C. Swhear
Sr. Vice President